Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document And Entity Information
Entity Registrant Name	IRSA PROPIEDADES COMERCIALES S.A.
Entity Central Index Key	0001128173
Document Type	20-F
Trading Symbol	IRCP
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	Yes
Entity's Reporting Status Current	Yes
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	126,014,050
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018